Funded Status of Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 177,562	¥ 159,988
Service cost	11,457	10,049	9,410
Interest cost	1,709	2,324	2,506
Actuarial (gain) loss	(962)	10,558
Benefits paid	(6,545)	(6,329)
Acquisitions of Business	4,469	972
Other	(566)
Benefit obligations at end of year	187,124	177,562	159,988
Change in plan assets:
Fair value of plan assets at beginning of year	166,697	156,856
Actual return on plan assets	7,052	5,612
Employer contribution	14,580	9,651
Benefits paid	(6,417)	(6,215)
Acquisitions of Business	1,091	793
Fair value of plan assets at end of year	183,003	166,697	156,856
Funded status	(4,121)	(10,865)
Foreign
Change in benefit obligations:
Benefit obligations at beginning of year	46,504	37,845
Service cost	487	348	293
Interest cost	1,912	1,667	1,764
Plan participants' contributions	9	7
Actuarial (gain) loss	(1,878)	5,024
Benefits paid	(2,497)	(1,927)
Partial settlement of pension plan		(1,220)
Foreign exchange adjustment	7,205	4,798
Other	(63)	(38)
Benefit obligations at end of year	51,679	46,504	37,845
Change in plan assets:
Fair value of plan assets at beginning of year	24,209	18,751
Actual return on plan assets	2,332	1,887
Employer contribution	1,153	3,097
Plan participants' contributions	9	7
Benefits paid	(1,244)	(911)
Partial settlement of pension plan		(1,220)
Foreign exchange adjustment	3,603	2,636
Other expenses	(63)	(38)
Fair value of plan assets at end of year	29,999	24,209	18,751
Funded status	¥ (21,680)	¥ (22,295)